SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2014
SEGMENT AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION
23.	SEGMENT AND GEOGRAPHIC INFORMATION

Segment reporting

The Company's chief operating decision maker has been identified as the Chief Executive Officer who reviews results of operations by business lines when making decisions about allocating resources and assessing performance of the Company. The Company has therefore determined that each business line represents an operating segment and there are three operating segments presented: internet games, mobile games and WVAS.

The Company does not allocate any assets to its operating segments as management does not believe that allocating these assets is useful in evaluating these segments' performance. Accordingly, the Company has not made disclosure of total assets by reportable segment.

	For the years ended December 31,
	2012	2013	2014

Revenues
Internet games	$82,902,851	$93,792,294	$118,099,837
Mobile games	20,970,977	16,908,282	45,036,427
WVAS	76,712,323	62,953,219	64,459,705

	180,586,151	173,653,795	227,595,969
Cost of revenues
Internet games	(39,539,750)	(45,534,441)	(61,443,104)
Mobile games	(10,934,999)	(7,780,237)	(22,977,318)
WVAS	(52,655,523)	(43,085,208)	(44,858,641)

	(103,130,272)	(96,399,886)	(129,279,063)
Gross profit
Internet games	43,363,101	48,257,853	56,656,733
Mobile games	10,035,978	9,128,045	22,059,109
WVAS	24,056,800	19,868,011	19,601,064

	77,455,879	77,253,909	98,316,906
Operating expenses
Product development	(18,382,383)	(26,401,720)	(25,107,372)
Selling and marketing	(24,586,039)	(26,674,024)	(42,522,684)
General and administrative	(11,629,273)	(8,976,176)	(12,564,600)
Impairment loss on intangible assets	-	(1,562,386)	(1,323,260)

Total operating expenses	(54,597,695)	(63,614,306)	(81,517,916)

Government subsidies	$301,359	$2,176,449	$1,138,909

Income from operations	$23,159,543	$15,816,052	$17,937,899

Service lines of internet games

The internet games revenues are derived from online game operation revenues and licensing revenues including royalties. Revenues of internet games by service line for the years ended December 31, 2012, 2013 and 2014 are as follows:

	For the years ended December 31,
	2012	2013	2014

Internet games
Online game operation	$77,676,406	$91,308,244	$116,756,333
Licensing arrangement	5,226,445	2,484,050	1,343,504

	$82,902,851	$93,792,294	$118,099,837

Service lines of mobile games

The mobile games revenues comprise revenues from carrier billing channels and revenues from non-carrier billing channels. Revenues of mobile games by service line for the years ended December 31, 2012, 2013 and 2014 are as follows:

	For the years ended December 31,
	2012	2013	2014
Mobile games
- Carrier billing channels	$15,451,852	$10,135,756	$23,808,707
- Non-carrier billing channels	5,519,125	6,772,526	21,227,720

	$20,970,977	$16,908,282	$45,036,427

Service lines of WVAS

The WVAS include Wireless Application Protocol ("WAP") services, Multimedia Messaging Services ("MMS"), Short Messaging Services ("SMS"), Interactive Voice Response services ("IVR"), and Color Ring Back Tones ("CRBT"). Revenues of WVAS by service line for the years ended December 31, 2012, 2013 and 2014 are as follows:

	For the years ended December 31,
	2012	2013	2014
WVAS
- SMS	$38,647,552	$31,844,446	$31,922,975
- IVR	13,255,971	14,658,612	13,210,504
- MMS	3,346,206	1,096,133	968,026
- WAP	2,651,647	708,984	364,750
- CRBT and others	18,810,947	14,645,044	17,993,450

	$76,712,323	$62,953,219	$64,459,705

Geographical information

The Company's operations are mainly located in its country of domicile (i.e. the PRC) and to a lesser extent, overseas. The Company's revenues by geographic areas (based on location of the other signing party of the revenue contract) are detailed below:

	For the years ended December 31,
	2012	2013	2014

PRC	$170,672,905	$167,752,785	$221,935,017
Asia-pacific	3,702,017	913,465	162,797
Europe and America	6,211,229	4,987,545	5,498,155

	$180,586,151	$173,653,795	$227,595,969

The Company's long-lived assets as of December 31, 2013 and 2014 were all located in the PRC.